Financial instruments - Liabilities under fair value hierarchy (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 8,387,626	$ 121,000	$ 106,146